Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments
13.	Derivative Instruments

The Partnership uses derivative instruments in accordance with its overall risk management policy. The Partnership has not designated these derivative instruments as hedges for accounting purposes.

The Partnership enters into interest rate swaps which either exchange a receipt of floating interest for a payment of fixed interest or a payment of floating interest for a receipt of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt and floating-rate restricted cash deposits. As at December 31, 2011, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	423,748	(119,895)	25.1	4.9
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	209,812	(60,441)	7.2	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(18,183)	6.7	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(21,755)	5.0	5.3
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	218,750	(57,996)	17.0	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	470,199	159,603	25.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (4)	EURIBOR	348,905	(25,796)	12.5	3.1

			(144,463)

(1)	Excludes the margins the Partnership pays on its drawn floating-rate debt, which, at December 31, 2011, ranged from 0.3% to 2.75%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount reduces semi-annually.
(4)	Principal amount reduces monthly to 70.1 million Euros ($90.9 million) by the maturity dates of the swap agreements.

The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative at December 31, 2011 was a liability of $0.6 million (December 31, 2010 – a liability of $10.0 million).

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Accounts receivable	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
As at December 31, 2011
Interest rate swap agreements	4,344	15,608	139,651	(11,448)	(43,973)	(248,645)
Toledo Spirit time-charter derivative	—	—	—	—	—	(600)

	4,344	15,608	139,651	(11,448)	(43,973)	(249,245)

As at December 31, 2010
Interest rate swap agreements	4,587	16,758	45,525	(11,498)	(50,603)	(139,362)
Toledo Spirit time-charter derivative	—	—	—	—	—	(10,000)

	4,587	16,758	45,525	(11,498)	(50,603)	(149,362)

The following table presents the gains (losses) for those derivative instruments not designated or qualifying as hedging instruments. All gains (losses) are presented as realized and unrealized loss on derivative instruments in the Partnership’s consolidated statements of income.

	Year Ended December 31,
	2011			2010			2009
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total

Interest rate swap agreements	(62,660)	(9,677)	(72,337)	(42,495)	(34,906)	(77,401)	(36,222)	(11,143)	(47,365)
Toledo Spirit time-charter derivative	(93)	9,400	9,307	(1,919)	600	(1,319)	(940)	7,355	6,415

	(62,753)	(277)	(63,030)	(44,414)	(34,306)	(78,720)	(37,162)	(3,788)	(40,950)